PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 263,320		¥ 315,375
Less: accumulated depreciation	(197,256)		(237,379)
Property and equipment, net	66,064	$ 9,305	77,996
Furniture
Property, Plant and Equipment [Line Items]
Total property and equipment	18,277		19,592
Office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	164,261		161,001
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 80,782		¥ 134,782